SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
SEGMENT INFORMATION
SEGMENT INFORMATION

22. SEGMENT INFORMATION

(a)	Description of segments

The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of services and technology. The Group’s operating segments are based on this organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results.

Prior to the Reorganization, the Group had one reportable segment. Concurrent with the Reorganization, effective from 2019, the Group changed its internal organizational structure and separated its businesses into three segments, which were existing home transaction services, new home transaction services and emerging and other services, in light of the significant growth in new home transaction services business and emerging and other services business. Later in the first quarter of 2020, the Group further updated the financial measures provided to the CODM.

As a result of the acquisition of Shengdu, which was closed on April 20, 2022, the Group updated its internal organizational structure resulting in four segments, which were existing home transaction services, new home transaction services, home renovation and furnishing, and emerging and other services. In the second quarter of 2022, the Group updated the financial measures provided to the CODM.

These changes in segment reporting align with the manner in which the Group’s CODM currently receives and uses financial information to allocate resources and evaluate the performance of reporting segments. These changes in segment presentation do not affect consolidated balance sheets, consolidated statements of comprehensive income (loss) or consolidated statements of cash flows. The Group retrospectively revised prior period segment information, to conform to current period presentation.

The Group now operates its businesses in four segments: existing home transaction services, new home transaction services, home renovation and furnishing, and emerging and other services. The following summary describes the operations in each of the Group’s reportable segment:

(1)	Existing home transaction services: The existing home transaction segment provides services in existing home market include i) agency services to sales or leases of existing homes, either through acting as the principal agent or a participating agent in collaboration with the principal agents; ii) platform and franchise services to brokerage firms on Beike platform who provide agency services in existing home market; iii) Other transaction services, such as transaction closing service through the Group’s transaction center.
(2)	New home transaction services: The new home transaction business segment provides new home transaction services in new home market. New home transaction services refer to agency services provided to real estate developers to facilitate sales of new properties developed by the real estate developers to property buyers. The Group signs the new home transaction services contracts with the sales companies of the developers and then mobilizes all agents registered with the platform to fulfil such contracts.
(3)	Home renovation and furnishing: The home renovation and furnishing business segment provides a one-stop solution to give housing customers access to a comprehensive range of home renovation and furnishing, ranging from interior design, renovation, re-modeling, furnishing, supplies, to after-sales maintenance and repair.

22. SEGMENT INFORMATION (CONTINUED)

(4)	Emerging and other services: Emerging and other services include rental property management service business, financial service business and other newly developed businesses.

Material costs, property leasing costs, commission and compensation costs include material costs related to home renovation and furnishing and compensation to agents, sales professionals or renovation workers who are the Group’s employees or contractors as well as split commission to brokerage firms who signs channel sale agency service agreements with the Group and property leasing costs related to rental property management service.

Commission and compensation costs in existing home market are mainly to those who are the Group’s employees or contractors. Commissions and compensation costs in new home market are mainly to brokerage firms who sign channel sale agency service agreements with the Group. Commission and compensation costs in home renovation and furnishing market are mainly to renovation workers who are the Group’s employees or contractors. Material costs in home renovation and furnishing market are mainly to suppliers according to corresponding contracts. Property leasing costs related to rental property management service are mainly to property owners according to corresponding lease contracts.

(b)	Segments data

The following tables present summarized information by segment:

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

	(in thousands)
Net revenues:
Existing home transaction services	31,947,953	24,123,703	27,954,135
New home transaction services	46,472,378	28,650,374	30,575,778
Home renovation and furnishing	197,452	5,046,627	10,850,497
Emerging and other services	2,134,656	2,848,075	8,396,522
Total	80,752,439	60,668,779	77,776,932

Material costs, property leasing costs, commission and compensation costs:
Existing home transaction services	(20,123,501)	(14,510,838)	(14,762,910)
New home transaction services	(37,525,240)	(21,886,020)	(22,455,253)
Home renovation and furnishing	(195,869)	(3,562,068)	(7,705,325)
Emerging and other services	(288,593)	(1,956,468)	(6,380,385)
Total	(58,133,203)	(41,915,394)	(51,303,873)

Contribution:
Existing home transaction services	11,824,452	9,612,865	13,191,225
New home transaction services	8,947,138	6,764,354	8,120,525
Home renovation and furnishing	1,583	1,484,559	3,145,172
Emerging and other services	1,846,063	891,607	2,016,137
Total	22,619,236	18,753,385	26,473,059

As substantially all of the Group’s long-lived assets are located in the PRC and substantially all of the Group’s revenue of reportable segments are derived from China based on the geographical locations where services and products are provided to customers, no geographical information is presented.